Earnings per share_Details of earnings per share (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩) ₩ / shares shares		Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 KRW (₩) ₩ / shares shares		Dec. 31, 2017 KRW (₩) ₩ / shares shares
Basic earnings per share [Abstract]
Net income attributable to owners	₩ 1,872,207		$ 1,620,257	₩ 2,033,182		₩ 1,512,148
Dividends to hybrid securities | ₩	(4,362)			(151,194)		(167,072)
Net income attributable to common shareholders | ₩	₩ 1,867,845			₩ 1,881,988		₩ 1,345,076
Weighted average number of common shares outstanding | shares	685,488,522		685,488,522	673,271,226		673,000,000
Basic Earnings Per Share | ₩ / shares	₩ 2,727			₩ 2,796		₩ 1,999
Diluted earnings per share [Abstract]
Diluted earnings per share | ₩ / shares	₩ 2,727	[1]		₩ 2,796	[1]	₩ 1,999

[1]	Diluted EPS is equal to basic EPS because there is no dilution effect for the years ended December 31, 2018 and 2019.